Organization and Liquidity Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Liquidity Risks

1. Organization and Liquidity Risks

Description of the Business

RAPT Therapeutics, Inc. (“RAPT” or the “Company”) is a clinical-stage, immunology-based biopharmaceutical company focused on discovering, developing and commercializing oral small molecule therapies for patients with significant unmet needs in oncology and inflammatory diseases. Utilizing its proprietary drug discovery and development engine, the Company develops highly selective small molecules that are designed to modulate the critical immune responses underlying these diseases. The Company changed its name from FLX Bio, Inc. to RAPT Therapeutics, Inc. on May 21, 2019. The Company is located in South San Francisco, California.

Initial Public Offering

On November 4, 2019, the Company completed its initial public offering (“IPO”). The Company’s Registration Statement on Form S-1 (File Nos. 333-232572) relating to the IPO was declared effective by the Securities and Exchange Commission (“SEC”) on October 30, 2019. The shares began trading on the Nasdaq Global Market on October 31, 2019. The Company issued 3,000,000 shares of its common stock at an offering price at $12.00 per share. Immediately prior to the closing of the Company’s IPO on November 4, 2019, all outstanding shares of the Company’s convertible preferred stock converted into 17,467,184 shares of the Company’s common stock. Shortly following the close of the offering, the underwriters exercised their option to purchase an additional 427,360 shares at the IPO price per share. In aggregate, the shares issued in the offering generated approximately $33.8 million in net proceeds after deducting underwriting discounts and other offering related costs.

In connection with the completion of its IPO, on November 4, 2019, the Company’s certificate of incorporation was amended and restated to provide for 500,000,000 authorized shares of common stock with a par value of $0.0001 per share and 50,000,000 authorized shares of preferred stock with a par value of $0.0001 per share.

Liquidity and Management Plans

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. However, since inception, the Company has incurred net losses and negative cash flows from operations and such losses are expected to continue for the foreseeable future. As of September 30, 2019, the Company had an accumulated deficit of $148.7 million, cash and cash equivalents of $48.3 million and working capital of $45.8 million.

Management plans to continue to incur substantial costs in order to conduct research and development activities and additional capital will be needed to undertake these activities. The Company intends to raise such capital through the issuance of additional equity, borrowings, and strategic alliances with other companies. However, if such arrangements are not available at adequate levels or on acceptable terms, the Company would be required to significantly reduce operating expenses and delay or reduce the scope of or eliminate some of its development programs. Management believes that the Company’s current cash and cash equivalents, including the net proceeds of approximately $33.8 million from the closing of its IPO in November 2019 as described above, will provide sufficient funds to enable the Company to meet its obligations for at least twelve months from the filing date of this report.

1. Organization and Liquidity Risks

Description of the Business

RAPT Therapeutics, Inc. (“RAPT” or the “Company”), is a clinical-stage, immunology-based biopharmaceutical company focused on discovering, developing and commercializing oral small molecule therapies for patients with significant unmet needs in oncology and inflammatory diseases. Utilizing its proprietary drug discovery and development engine, the Company develops highly selective small molecules that are designed to modulate the critical immune responses underlying these diseases. In May 2019, the Company changed its name from FLX Bio, Inc. (“FLX”) to RAPT Therapeutics, Inc.

The Company is located in South San Francisco, California.

Liquidity and Management Plans

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Since inception, the Company has incurred net losses and negative cash flows from operations. During the year ended December 31, 2018, the Company incurred a net loss of $36.1 million and used $33.0 million of cash in operations. At December 31, 2018, the Company had cash and cash equivalents of $63.8 million and an accumulated deficit of $119.0 million. Management expects losses to continue for the next several years and does not expect positive cash flows in the foreseeable future.

The Company has historically financed its operations through the sale of convertible preferred stock. The Company has evaluated and concluded there are no conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year following the date that these consolidated financial statements were issued. Management expects operating losses to continue for the foreseeable future. As a result, the Company will need to raise additional capital. If sufficient funds on acceptable terms are not available when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of or eliminate one or more of its development programs. Failure to manage discretionary spending or raise additional financing, as needed, may adversely impact the Company’s ability to achieve its intended business objectives.